Share-based payments - Schedule of Reserve Activity (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of the period	$ 95,624,841	$ 93,515,510
Vesting and forfeiture of DSUs	367,994	2,321,445
Vesting of RSUs	1,485,832	40,747,669
DSU exercise	(482,810)	(15,467,160)
RSU exercise	(4,312,500)	(13,321,000)
Option exercise	0	(80,511)
Expired options	0	(12,091,112)
Balance, end of the period	$ 92,683,357	$ 95,624,841